Share-based Payment Arrangements - Summary of Long Term Incentive Plan (Detail)	6 Months Ended
	Jun. 30, 2022 shares d	Jun. 30, 2021 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Awards forfeited | d
Long Term Incentive Plan Granted in 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	201,266	215,133
Awards exercised		(13,867)
Ending balance	201,266	201,266
Balance exercisable, end of period	201,266	201,266
Long Term Incentive Plan Granted in 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	132,517	142,445
Awards exercised		(9,928)
Ending balance	132,517	132,517
Balance exercisable, end of period	132,517	89,309
Long Term Incentive Plan Granted in 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	386,950	386,950
Ending balance	386,950	386,950
Balance exercisable, end of period	257,967	128,983